Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense		$ 140,686	$ 166,512
MR contract maintenance rights write-off offset by maintenance liability release		16,594	242,142
EOL contract maintenance rights write-off offset by EOL compensation received		57,541	65,506
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict		0	(294,493)
Maintenance rights write-off	[1]	214,821	179,667
Non-cash investing and financing activities
Flight equipment reclassified to net investment in finance and sales-type leases		153,900	282,100
Flight equipment reclassified to held for sale, net		1,048,500	81,900
Release to income upon sale		$ 66,418	$ 14,079

[1]	Maintenance rights write-off consisted of the following:

End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$140,686	$166,512
MR contract maintenance rights write-off offset by maintenance liability release	16,594	242,142
EOL contract maintenance rights write-off offset by EOL compensation received	57,541	65,506
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	—	(294,493)
Maintenance rights write-off	$214,821	$179,667